Pioneer Short Term Income Fund
Schedule of Investments  |  May 31, 2023

A: STABX	C: PSHCX	C2: STIIX	K: STIKX	Y: PSHYX

Schedule of Investments  |  5/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.9%
	Senior Secured Floating Rate Loan Interests — 1.8% of Net Assets(a)*
	Advertising Sales — 0.2%
445,466	Lamar Media Corp., Term B Loan, 6.698% (Term SOFR + 150 bps), 2/5/27	$ 435,165
267,202	Outfront Media Capital LLC (Outfront Media Capital Corporation), Extended Term Loan, 6.903% (Term SOFR + 175 bps), 11/18/26	260,922
	Total Advertising Sales	$696,087

	Airlines — 0.1%
248,125	Air Canada, Term Loan, 8.839% (LIBOR + 350 bps), 8/11/28	$ 247,704
	Total Airlines	$247,704

	Applications Software — 0.1%
246,250	RealPage, Inc., First Lien Initial Term Loan, 8.154% (LIBOR + 300 bps), 4/24/28	$ 237,016
	Total Applications Software	$237,016

	Auto Parts & Equipment — 0.0%†
123,771	TI Group Automotive Systems LLC, Refinancing US Term Loan, 8.409% (LIBOR + 325 bps), 12/16/26	$ 123,500
	Total Auto Parts & Equipment	$123,500

	Cable & Satellite Television — 0.1%
235,662	Virgin Media Bristol LLC, N Facility, 7.607% (LIBOR + 250 bps), 1/31/28	$ 226,546
	Total Cable & Satellite Television	$226,546

	Chemicals-Specialty — 0.1%
308,441	Element Solutions Inc (Macdermid, Incorporated), Tranche B-1 Term Loan, 7.136% (Term SOFR + 200 bps), 1/31/26	$ 308,303
234,233	Tronox Finance LLC, First Lien Refinancing Term Loan, 7.404% (LIBOR + 225 bps), 3/10/28	231,123
	Total Chemicals-Specialty	$539,426

	Computer Data Security — 0.0%†
246,250	Magenta Buyer LLC, First Lien Initial Term Loan, 10.03% (LIBOR + 475 bps), 7/27/28	$ 175,607
	Total Computer Data Security	$175,607

1Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Containers-Paper & Plastic — 0.1%
433,704	Berry Global, Inc., Term Z Loan, 6.854% (LIBOR + 175 bps), 7/1/26	$ 430,812
147,835	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 9.159% (LIBOR + 400 bps), 9/15/28	141,478
	Total Containers-Paper & Plastic	$572,290

	Diagnostic Equipment — 0.1%
245,625	Curia Global, Inc., First Lien 2021 Term Loan, 9.003% (Term SOFR + 375 bps), 8/30/26	$ 208,413
	Total Diagnostic Equipment	$208,413

	Direct Marketing — 0.0%†
38,848	Red Ventures, LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.153% (Term SOFR + 300 bps), 3/3/30	$ 37,958
	Total Direct Marketing	$37,958

	Disposable Medical Products — 0.1%
250,000	Sotera Health Holdings LLC, First Lien Refinancing Loan, 8.023% (Term SOFR + 275 bps), 12/11/26	$ 241,823
	Total Disposable Medical Products	$241,823

	Electric-Generation — 0.0%†
130,778	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.909% (LIBOR + 375 bps), 10/2/25	$ 124,697
	Total Electric-Generation	$124,697

	Finance-Leasing Company — 0.2%
245,603	Avolon TLB Borrower 1 (US) LLC, 2021 Term B-5 Loan, 7.398% (LIBOR + 225 bps), 12/1/27	$ 244,068
296,471	Delos Finance S.a r.l., 2018 New Loan, 6.909% (LIBOR + 175 bps), 10/6/23	296,626
270,000	Setanta Aircraft Leasing DAC, Loan, 7.159% (LIBOR + 200 bps), 11/5/28	268,291
	Total Finance-Leasing Company	$808,985

	Gambling (Non-Hotel) — 0.1%
246,875	Bally's Corp., Term B Facility Loan, 8.358% (LIBOR + 325 bps), 10/2/28	$ 236,640
	Total Gambling (Non-Hotel)	$236,640

Pioneer Short Term Income Fund  |  | 5/31/232

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Hotels & Motels — 0.1%
247,249	Hilton Worldwide Finance, LLC, Refinanced Series B-2 Term Loan, 6.95% (Term SOFR + 175 bps), 6/22/26	$ 246,399
	Total Hotels & Motels	$246,399

	Medical Labs & Testing Services — 0.1%
240,666	Phoenix Guarantor Inc., First Lien Tranche B-1 Term Loan, 8.404% (LIBOR + 325 bps), 3/5/26	$ 233,446
	Total Medical Labs & Testing Services	$233,446

	Medical-Drugs — 0.0%†
138,799(b)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 14.25% (LIBOR + 400 bps), 3/27/28	$ 106,095
	Total Medical-Drugs	$106,095

	Metal Processors & Fabrication — 0.0%†
140,167	WireCo WorldGroup, Inc., Initial Term Loan, 9.375% (LIBOR + 425 bps), 11/13/28	$ 138,648
	Total Metal Processors & Fabrication	$138,648

	Physical Therapy & Rehabilitation Centers — 0.0%†
245,625	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.41% (Term SOFR + 425 bps), 11/20/26	$ 197,728
	Total Physical Therapy & Rehabilitation Centers	$197,728

	Retail — 0.1%
245,625	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 7.253% (Term SOFR + 200 bps), 8/4/28	$ 243,964
245,775	RVR Dealership Holdings LLC, Term Loan, 8.971% (Term SOFR + 375 bps), 2/8/28	221,504
73,968	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 9.799% (LIBOR + 450 bps), 9/12/24	72,859
	Total Retail	$538,327

	Retail-Restaurants — 0.1%
419,343	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 6.904% (LIBOR + 175 bps), 11/19/26	$ 411,247
	Total Retail-Restaurants	$411,247

	Telecommunication Equipment — 0.0%†
202,650	Commscope, Inc., Initial Term Loan, 8.404% (LIBOR + 325 bps), 4/6/26	$ 190,829
	Total Telecommunication Equipment	$190,829

3Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Telephone-Integrated — 0.0%†
117,636	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.018% (Term SOFR + 175 bps), 3/1/27	$ 103,226
	Total Telephone-Integrated	$103,226

	Veterinary Diagnostics — 0.2%
905,285	Elanco Animal Health Inc., Term Loan, 6.843% (Term SOFR + 175 bps), 8/1/27	$ 876,995
	Total Veterinary Diagnostics	$876,995

	Total Senior Secured Floating Rate Loan Interests (Cost $7,850,984)	$7,519,632

	Asset Backed Securities — 24.9% of Net Assets
101,743(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 5.307% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	$ 98,852
64,735(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.337% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	62,934
1,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	1,432,648
500,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class D, 10.75% (3 Month USD LIBOR + 550 bps), 1/20/32 (144A)	481,913
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	480,627
64,413	ACC Trust, Series 2019-2, Class C, 5.24%, 10/21/24 (144A)	64,289
518,587	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	463,949
500,000	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88%, 5/20/30 (144A)	498,134
1,000,000	ACM Auto Trust, Series 2022-1A, Class C, 5.48%, 4/20/29 (144A)	993,431
1,000,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	988,175
1,000,000	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	995,987
750,000(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.261% (1 Month USD LIBOR + 115 bps), 10/16/36 (144A)	737,912
1,500,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/23 (144A)	1,496,275
Pioneer Short Term Income Fund  |  | 5/31/234

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
800,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	$ 732,643
500,000	American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83%, 10/13/28 (144A)	491,523
600,000	Americredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, 12/18/28	602,403
500,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	443,546
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	790,948
1,359,117	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	1,201,006
600,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	508,875
569,054	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	506,616
500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 8.507% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	458,255
500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class E, 8.622% (SOFR30A + 375 bps), 1/15/37 (144A)	443,298
600,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	537,915
800,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	830,716
600,000	Atalaya Equipment Leasing Trust, Series 2021-1A, Class B, 2.08%, 2/15/27 (144A)	563,876
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	942,540
500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	494,766
1,170,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	948,079
2,250,000	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	2,209,826
375,433	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	313,479
685,399	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	644,345
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 8.736% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	497,266
5Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.486% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	$ 496,759
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 11.236% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	959,376
500,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.857% (1 Month USD LIBOR + 275 bps), 12/15/38 (144A)	458,050
490,790	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	462,092
235,653	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	213,233
800,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.222% (SOFR30A + 435 bps), 10/15/26 (144A)	780,896
1,149,656	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	1,137,690
1,000,000	CarNow Auto Receivables Trust, Series 2023-1A, Class D, 7.99%, 2/15/28 (144A)	987,037
50,142(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.758% (1 Month USD LIBOR + 62 bps), 1/25/33	49,384
53,424(a)	Chase Funding Trust Series, Series 2003-3, Class 2A2, 5.678% (1 Month USD LIBOR + 54 bps), 4/25/33	52,599
44,122(c)	Chase Funding Trust Series, Series 2003-6, Class 1A7, 4.846%, 11/25/34	42,869
1,250,000	CIG Auto Receivables Trust, Series 2021-1A, Class C, 1.79%, 4/12/27 (144A)	1,197,387
500,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	468,577
17,628	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	14,764
226,928	Conn's Receivables Funding LLC, Series 2021-A, Class C, 4.59%, 5/15/26 (144A)	221,893
220,632	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	219,847
1,000,000	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	979,774
572,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	537,980
700,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	678,311
750,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	687,136
Pioneer Short Term Income Fund  |  | 5/31/236

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
121,003(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 6.238% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	$ 112,314
500,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	478,891
519,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	494,720
1,000,000	Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32 (144A)	994,531
255,416	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	243,363
85,139	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	80,435
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.50% (3 Month USD LIBOR + 225 bps), 7/20/30 (144A)	986,778
1,250,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 8.01% (3 Month USD LIBOR + 275 bps), 4/15/29 (144A)	1,233,116
3,788	FCI Funding LLC, Series 2019-1A, Class B, 0.000%, 2/18/31 (144A)	3,757
700,000	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	697,315
500,000(d)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	438,697
1,000,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 6.81% (3 Month USD LIBOR + 155 bps), 10/15/33 (144A)	970,144
401,162(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 6.571% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	397,946
214,715	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	190,327
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.09%, 10/15/29 (144A)	983,731
82,449(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 5.438% (1 Month USD LIBOR + 30 bps), 12/25/29	79,034
1,000,000	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	925,245
750,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	655,322
890,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	890,217
750,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	762,733
7Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
14,708(d)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	$ 14,529
500,000(a)	Gracie Point International Funding, Series 2021-1A, Class C, 7.434% (1 Month USD LIBOR + 240 bps), 11/1/23 (144A)	499,897
600,000(a)	Gracie Point International Funding, Series 2022-1A, Class D, 9.532% (SOFR30A + 450 bps), 4/1/24 (144A)	597,973
500,000(a)	Gracie Point International Funding, Series 2022-2A, Class D, 10.532% (SOFR30A + 550 bps), 7/1/24 (144A)	500,005
500,000(a)	Gracie Point International Funding, Series 2022-2A, Class E, 12.032% (SOFR30A + 700 bps), 7/1/24 (144A)	499,962
102,306	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	94,616
900,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	688,975
559,353	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	548,166
500,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 12.739% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	383,111
500,000	Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 6/15/27 (144A)	500,223
1,000,000	Lendingpoint Asset Securitization Trust, Series 2022-C, Class C, 8.68%, 2/15/30 (144A)	973,602
1,000,000	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	981,288
340,686	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	324,953
603,408	LFS LLC, Series 2021-B, Class A, 2.40%, 12/15/33 (144A)	565,254
750,000	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	750,000
341,119	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	339,072
565,679	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	565,679
1,000,000	LL ABS Trust, Series 2022-1A, Class C, 5.88%, 11/15/29 (144A)	948,265
1,000,000	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	996,084
423,892	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	367,154
107,532	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	107,296
Pioneer Short Term Income Fund  |  | 5/31/238

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	$ 928,025
1,500,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	1,498,381
1,000,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24%, 9/15/26 (144A)	980,352
1,000,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	990,684
862	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	860
189,309	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	181,289
82,987	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	78,184
2,261(d)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	2,808
500,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	483,748
153,414(a)	NovaStar Mortgage Funding Trust Series, Series 2003-1, Class A2, 5.918% (1 Month USD LIBOR + 78 bps), 5/25/33	145,831
292,448	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147%, 10/15/33 (144A)	287,432
1,500,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	1,423,253
1,610,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	1,618,557
1,000,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	1,008,268
349,109	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	333,672
1,000,000	Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31 (144A)	876,595
372,334	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	356,272
420,380	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	390,621
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 6.80% (3 Month USD LIBOR + 155 bps), 4/20/33 (144A)	972,633
455,300	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	449,658
247,928	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	250,496
9Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
900,000	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	$ 903,308
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 7.279% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	493,026
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.586% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	241,136
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	676,508
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	676,373
251,402	PEAR LLC, Series 2020-1, Class A, 3.75%, 12/15/32 (144A)	247,040
625,953	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	590,973
1,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	1,464,729
1,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	973,750
1,000,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	973,750
500,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	472,640
500,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	467,719
424,297(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.75% (PRIME - 50 bps), 12/27/44 (144A)	406,006
1,365,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	1,292,573
96,344	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	92,983
575,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	526,893
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	585,986
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, 5/15/30	987,191
2,000,000(a)	Sound Point CLO V-R LTD, Series 2014-1RA, Class B, 7.012% (3 Month USD LIBOR + 175 bps), 7/18/31 (144A)	1,963,718
Pioneer Short Term Income Fund  |  | 5/31/2310

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 8.855% (3 Month USD LIBOR + 360 bps), 7/25/30 (144A)	$ 432,646
345,460	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	317,575
25,206	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	24,168
1,400,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	1,372,457
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,221,352
1,000,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	985,880
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	484,121
750,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	719,455
1,090,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	1,104,014
148,402	TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32 (144A)	147,142
345,113	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	337,163
2,000,000	United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%, 6/10/26 (144A)	1,943,443
185,319	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	175,729
942,347	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	928,154
1,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	941,264
500,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	496,449
604,003	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	580,597
249,121	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	245,493
1,000,000	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	1,000,806
2,000,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27 (144A)	1,849,465
1,265,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	1,270,075
11Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	$ 353,486
695,579	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	487,387
1,000,000(a)	Woodmont Trust, Series 2023-12A, Class A1A, 0.000% (3 Month Term SOFR + 250 bps), 7/25/31 (144A)	1,000,000
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 7.26% (3 Month USD LIBOR + 200 bps), 7/16/31 (144A)	984,350
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 10.26% (3 Month USD LIBOR + 500 bps), 7/16/31 (144A)	958,454
	Total Asset Backed Securities (Cost $108,313,103)	$104,122,467

	Collateralized Mortgage Obligations—14.4% of Net Assets
8,207(d)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 3.162%, 6/25/30	$ 8,139
1,319,689(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 7.838% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	1,329,280
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 7.638% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	1,996,199
630,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 9.988% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	653,982
138,296(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 8.738% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	139,296
850,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 5.973% (SOFR30A + 100 bps), 9/25/31 (144A)	829,564
500,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 8.673% (SOFR30A + 370 bps), 1/26/32 (144A)	479,514
150,281(d)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	139,757
2,686,089(d)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	2,508,373
500,000(d)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	456,788
900,000(d)	Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35 (144A)	784,852
800,000(d)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	733,093
1,000,000(d)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	914,308
Pioneer Short Term Income Fund  |  | 5/31/2312

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
600,000(d)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	$ 545,483
1,000,000(d)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	844,630
750,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	644,205
200,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	159,142
1,203,114(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.523% (SOFR30A + 155 bps), 2/25/50 (144A)	1,025,305
777,581(d)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	700,721
486	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.00%, 9/25/33	496
1,359,708(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 7.288% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	1,363,517
1,530,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.788% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	1,577,878
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.788% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	2,214,678
330,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 6.873% (SOFR30A + 190 bps), 12/25/41 (144A)	321,224
449,292(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.481% (SOFR30A + 250 bps), 9/25/42 (144A)	450,972
871,023(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 7.381% (SOFR30A + 240 bps), 12/25/42 (144A)	877,153
95,912(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.273% (SOFR30A + 230 bps), 1/25/43 (144A)	96,526
736,813(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.473% (SOFR30A + 250 bps), 4/25/43 (144A)	744,004
97,105	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	99,077
1,575,498(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 6.938% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	1,573,419
13Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
480,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 8.423% (SOFR30A + 345 bps), 4/25/34 (144A)	$ 490,320
810,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 9.223% (SOFR30A + 425 bps), 4/25/34 (144A)	804,772
1,000,000(d)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	916,084
164,786(d)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.06%, 7/25/43	161,659
171,366(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 5.358% (1 Month USD LIBOR + 22 bps), 3/25/45	169,541
48,325(d)	Fannie Mae Trust, Series 2005-W3, Class 3A, 3.938%, 4/25/45	45,816
37,904(d)	Fannie Mae Trust, Series 2005-W4, Class 3A, 3.617%, 6/25/45	36,347
109,864(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 5.398% (1 Month USD LIBOR + 26 bps), 11/25/46	108,636
29,594(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 6.107% (1 Month USD LIBOR + 100 bps), 3/15/32	30,051
46,682(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 6.107% (1 Month USD LIBOR + 100 bps), 3/15/32	47,383
17,630(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 5.357% (1 Month USD LIBOR + 25 bps), 1/15/35	17,454
10,791(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 5.357% (1 Month USD LIBOR + 25 bps), 8/15/35	10,692
6,277(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.407% (1 Month USD LIBOR + 30 bps), 1/15/36	6,210
35,507(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.407% (1 Month USD LIBOR + 30 bps), 2/15/36	34,885
15,429(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.527% (1 Month USD LIBOR + 42 bps), 6/15/36	15,178
35,612(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.607% (1 Month USD LIBOR + 50 bps), 7/15/36	35,169
34,129(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.457% (1 Month USD LIBOR + 35 bps), 11/15/36	33,464
Pioneer Short Term Income Fund  |  | 5/31/2314

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
15,141(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.457% (1 Month USD LIBOR + 35 bps), 11/15/36	$ 14,857
61,178(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 5.687% (1 Month USD LIBOR + 58 bps), 10/15/37	60,493
48,811(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.807% (1 Month USD LIBOR + 70 bps), 12/15/39	48,664
27(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3784, Class F, 5.507% (1 Month USD LIBOR + 40 bps), 7/15/23	27
12,928(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 5.507% (1 Month USD LIBOR + 40 bps), 5/15/41	12,676
5,477(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 5.307% (1 Month USD LIBOR + 20 bps), 8/15/26	5,461
6,188(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3970, Class GF, 5.407% (1 Month USD LIBOR + 30 bps), 9/15/26	6,182
3,661(a)	Federal National Mortgage Association REMICs, Series 1994-40, Class FC, 5.638% (1 Month USD LIBOR + 50 bps), 3/25/24	3,668
15,083(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 6.038% (1 Month USD LIBOR + 90 bps), 12/25/31	15,225
9,917(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 5.761% (1 Month USD LIBOR + 65 bps), 1/18/32	9,931
13,623(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.638% (1 Month USD LIBOR + 50 bps), 1/25/33	13,616
17,749(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.638% (1 Month USD LIBOR + 50 bps), 5/25/33	17,698
25,856(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.488% (1 Month USD LIBOR + 35 bps), 2/25/33	25,815
24,430(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.538% (1 Month USD LIBOR + 40 bps), 7/25/34	24,342
15Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
30,206(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 5.438% (1 Month USD LIBOR + 30 bps), 10/25/35	$ 29,734
27,718(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 5.448% (1 Month USD LIBOR + 31 bps), 2/25/35	27,503
33,483(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.588% (1 Month USD LIBOR + 45 bps), 6/25/36	33,095
6,618(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 5.708% (1 Month USD LIBOR + 57 bps), 9/25/36	6,553
9,499(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.758% (1 Month USD LIBOR + 62 bps), 12/25/37	9,415
16,430(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 5.388% (1 Month USD LIBOR + 25 bps), 3/25/37	15,943
14,410(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 5.388% (1 Month USD LIBOR + 25 bps), 2/25/37	14,023
9,069(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.538% (1 Month USD LIBOR + 40 bps), 5/25/37	8,906
41,890(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 5.378% (1 Month USD LIBOR + 24 bps), 6/25/37	41,040
32,505(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 5.338% (1 Month USD LIBOR + 20 bps), 2/25/37	31,973
12,443(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 5.708% (1 Month USD LIBOR + 57 bps), 9/25/37	12,351
28,035(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 6.358% (1 Month USD LIBOR + 122 bps), 10/25/38	28,553
1,063,084(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.623% (SOFR30A + 165 bps), 1/25/34 (144A)	1,053,806
329,730(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, 5.823% (SOFR30A + 85 bps), 11/25/41 (144A)	325,506
Pioneer Short Term Income Fund  |  | 5/31/2316

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,300,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.073% (SOFR30A + 210 bps), 9/25/41 (144A)	$ 1,222,054
901,318(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, 5.923% (SOFR30A + 95 bps), 12/25/41 (144A)	870,367
310,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1B, 6.823% (SOFR30A + 185 bps), 1/25/42 (144A)	299,158
1,835,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.473% (SOFR30A + 250 bps), 1/25/42 (144A)	1,745,103
475,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, 7.373% (SOFR30A + 240 bps), 2/25/42 (144A)	468,912
226,504(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1A, 7.123% (SOFR30A + 215 bps), 9/25/42 (144A)	227,979
263,922(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, 7.273% (SOFR30A + 230 bps), 8/25/42 (144A)	264,088
290,000(a)	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, 6.923% (SOFR30A + 200 bps), 5/25/43 (144A)	290,000
19,029(a)	Freddie Mac STRIPS, Series 237, Class F14, 5.507% (1 Month USD LIBOR + 40 bps), 5/15/36	18,730
44,749(a)	Freddie Mac STRIPS, Series 239, Class F30, 5.407% (1 Month USD LIBOR + 30 bps), 8/15/36	44,239
17,172(a)	Freddie Mac STRIPS, Series 244, Class F22, 5.457% (1 Month USD LIBOR + 35 bps), 12/15/36	17,013
853,292(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 6.388% (1 Month USD LIBOR + 125 bps), 12/25/42	856,226
295,912(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 7.273% (SOFR30A + 230 bps), 8/25/33 (144A)	295,150
869,740(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 7.081% (SOFR30A + 210 bps), 4/25/43 (144A)	873,859
765,651(d)	FWD Securitization Trust, Series 2020-INV1, Class A2, 2.34%, 1/25/50 (144A)	697,459
943,022(c)	GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67 (144A)	909,696
17Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
50,174(a)	Government National Mortgage Association, Series 2005-16, Class FA, 5.398% (1 Month USD LIBOR + 25 bps), 2/20/35	$ 49,607
51,313(a)	Government National Mortgage Association, Series 2005-3, Class FC, 5.355% (1 Month USD LIBOR + 25 bps), 1/16/35	50,848
3,904	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	3,857
455,186(a)	Home Re, Ltd., Series 2019-1, Class M1, 6.788% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	455,108
670,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.988% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	671,680
1,390,000(a)	Home Re, Ltd., Series 2021-2, Class M1C, 7.773% (SOFR30A + 280 bps), 1/25/34 (144A)	1,366,301
1,000,000(a)	Home Re, Ltd., Series 2022-1, Class M1A, 7.823% (SOFR30A + 285 bps), 10/25/34 (144A)	1,006,141
400,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	239,607
455,880	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	421,689
17,484(d)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 4.133%, 10/25/34	15,734
14,346(a)	Interstar Millennium Series Trust, Series 2003-3G, Class A2, 5.634% (3 Month USD LIBOR + 50 bps), 9/27/35	13,026
160,487(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 5.638% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	154,021
915(d)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-G, Class A3, 5.978%, 1/25/29	886
79,154(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-H, Class A1, 5.778% (1 Month USD LIBOR + 64 bps), 1/25/29	70,603
187,060(d)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	170,663
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 8.638% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	1,362,016
301,139(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 7.088% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	301,238
389,974(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.388% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	397,610
Pioneer Short Term Income Fund  |  | 5/31/2318

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
450,000(d)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	$ 358,870
2,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 7.788% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	2,220,007
1,391,992(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 7.088% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	1,391,984
759,845(a)	Radnor Re, Ltd., Series 2021-1, Class M1B, 6.673% (SOFR30A + 170 bps), 12/27/33 (144A)	758,481
630,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 8.123% (SOFR30A + 315 bps), 12/27/33 (144A)	617,381
1,900,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.673% (SOFR30A + 370 bps), 11/25/31 (144A)	1,886,676
228,848(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.554% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	186,500
1,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	831,883
500,000(d)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	55,625
721,375(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	587,309
42,843(d)	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/50 (144A)	42,366
1,777,752(a)	STACR Trust, Series 2018-HRP2, Class M3, 7.538% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	1,795,774
598,286(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.038% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	601,943
947,559(a)	Triangle Re, Ltd., Series 2021-2, Class M1B, 7.738% (1 Month USD LIBOR + 260 bps), 10/25/33 (144A)	949,969
1,150,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 7.873% (SOFR30A + 290 bps), 2/25/34 (144A)	1,134,142
2,000,000(d)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,627,844
176,422(d)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	155,483
	Total Collateralized Mortgage Obligations (Cost $62,343,293)	$60,125,197

	Commercial Mortgage-Backed Securities—5.2% of Net Assets
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 6.707% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	$ 1,322,080
19Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
498,986(c)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	$ —
120,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 7.223% (1 Month Term SOFR + 216 bps), 11/15/28 (144A)	119,203
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 6.494% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	972,228
124,575(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 6.961% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	122,520
992,505(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 7.457% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	902,554
2,307	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	2,260
1,800,000(d)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 3.963%, 12/10/36 (144A)	1,697,134
613,074(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 7.012% (1 Month USD LIBOR + 195 bps), 3/25/25 (144A)	579,085
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 6.857% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	449,517
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 7.057% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	554,497
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.207% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	1,965,921
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.657% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	132,332
765,683(a)	HPLY Trust, Series 2019-HIT, Class C, 6.707% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	746,361
500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.267% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	479,240
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 7.707% (1 Month USD LIBOR + 235 bps), 5/15/36 (144A)	335,942
580,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.939% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	528,362
Pioneer Short Term Income Fund  |  | 5/31/2320

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.088% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	$ 814,944
833,239(d)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	785,863
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 6.749% (1 Month USD LIBOR + 165 bps), 11/11/34 (144A)	393,602
1,600,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 7.281% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	1,535,019
684,203(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	601,698
635,248(d)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	632,999
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 6.432% (1 Month USD LIBOR + 133 bps), 12/15/34 (144A)	1,330,036
1,293,260(a)	XCALI Mortgage Trust, Series 2019-1, Class A, 8.784% (1 Month USD LIBOR + 375 bps), 11/15/23 (144A)	1,283,744
1,478,271(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 7.434% (1 Month USD LIBOR + 240 bps), 2/15/24 (144A)	1,464,226
1,256,514(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 7.034% (1 Month USD LIBOR + 200 bps), 3/15/24 (144A)	1,246,262
500,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.352% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	497,195
	Total Commercial Mortgage-Backed Securities (Cost $22,715,717)	$21,494,824

	Corporate Bonds — 35.8% of Net Assets
	Airlines — 0.2%
1,116,550	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	$ 1,065,536
	Total Airlines	$1,065,536

	Auto Manufacturers — 1.6%
1,600,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26 (144A)	$ 1,600,587
2,090,000	General Motors Financial Co., Inc., 5.40%, 4/6/26	2,080,730
21Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
1,460,000	Hyundai Capital America, 5.50%, 3/30/26 (144A)	$ 1,460,170
1,600,000	Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25 (144A)	1,612,712
	Total Auto Manufacturers	$6,754,199

	Banks — 21.6%
1,622,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$ 1,584,177
2,056,000(d)	Bank of America Corp., 3.366% (3 Month Term SOFR + 107 bps), 1/23/26	1,975,274
1,639,000(d)	Bank of America Corp., 5.08% (SOFR + 129 bps), 1/20/27	1,626,675
750,000(d)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	748,792
1,500,000(d)	Bank of New York Mellon Corp., 4.414% (SOFR + 135 bps), 7/24/26	1,470,035
2,000,000	Bank of Nova Scotia, 4.75%, 2/2/26	1,986,789
1,600,000	Banque Federative du Credit Mutuel S.A., 4.935%, 1/26/26 (144A)	1,587,954
1,670,000	Barclays Plc, 4.375%, 1/12/26	1,612,895
2,540,000(d)	Barclays Plc, 5.829% (SOFR + 221 bps), 5/9/27	2,534,376
1,585,000(d)	BNP Paribas S.A., 2.591% (SOFR + 123 bps), 1/20/28 (144A)	1,426,491
1,600,000(d)	BPCE S.A., 5.975% (SOFR + 210 bps), 1/18/27 (144A)	1,598,054
2,041,000(d)	Citigroup, Inc., 3.29% (SOFR + 153 bps), 3/17/26	1,963,035
2,070,000(d)	Citigroup, Inc., 5.61% (SOFR + 155 bps), 9/29/26	2,084,848
650,000(d)(f)	Citigroup, Inc., 4.70% (SOFR + 323 bps)	563,615
1,600,000(d)	Cooperatieve Rabobank UA, 4.655% (1 Year CMT Index + 175 bps), 8/22/28 (144A)	1,548,348
2,000,000(d)	DNB Bank ASA, 5.896% (SOFR + 195 bps), 10/9/26 (144A)	1,991,961
1,580,000(d)	Fifth Third Bank NA, 5.852% (SOFR + 123 bps), 10/27/25	1,542,246
1,110,000(d)	Goldman Sachs Group, Inc., 1.948% (SOFR + 91 bps), 10/21/27	988,570
1,900,000	Goldman Sachs Group, Inc., 3.75%, 2/25/26	1,834,927
2,006,000(d)	Goldman Sachs Group, Inc., 4.387% (SOFR + 151 bps), 6/15/27	1,966,677
1,450,000	HSBC Holdings Plc, 4.375%, 11/23/26	1,390,802
3,020,000(d)	HSBC Holdings Plc, 5.21% (SOFR + 261 bps), 8/11/28	2,976,297
1,710,000(d)	Huntington National Bank, 4.008% (SOFR + 121 bps), 5/16/25	1,611,162
Pioneer Short Term Income Fund  |  | 5/31/2322

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,300,000(d)	JPMorgan Chase & Co., 3.96% (3 Month Term SOFR + 151 bps), 1/29/27	$ 1,257,054
2,000,000(d)	JPMorgan Chase & Co., 5.546% (SOFR + 107 bps), 12/15/25	2,002,300
1,510,000(d)(f)	JPMorgan Chase & Co., 4.60% (3 Month Term SOFR + 313 bps)	1,394,383
500,000	KeyBank NA/Cleveland OH, 4.70%, 1/26/26	461,447
1,445,000	Lloyds Banking Group Plc, 4.45%, 5/8/25	1,410,563
1,805,000(d)	Lloyds Banking Group Plc, 4.716% (1 Year CMT Index + 175 bps), 8/11/26	1,764,311
1,655,000(d)	Mitsubishi UFJ Financial Group, Inc., 5.063% (1 Year CMT Index + 155 bps), 9/12/25	1,640,428
2,066,000	Mizuho Financial Group, Inc., 3.477%, 4/12/26 (144A)	1,975,417
955,000	Mizuho Financial Group, Inc., 4.353%, 10/20/25 (144A)	912,965
2,922,000(d)	Morgan Stanley, 3.62% (SOFR + 116 bps), 4/17/25	2,862,832
1,609,000(d)	NatWest Group Plc, 4.519% (3 Month USD LIBOR + 155 bps), 6/25/24	1,606,081
1,140,000(d)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	1,143,103
1,610,000(d)	PNC Financial Services Group, Inc., 4.758% (SOFR + 109 bps), 1/26/27	1,589,379
1,580,000(d)	PNC Financial Services Group, Inc., 5.671% (SOFR + 109 bps), 10/28/25	1,577,726
1,610,000(d)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,406,940
1,420,000(d)	Santander Holdings USA, Inc., 4.26% (SOFR + 138 bps), 6/9/25	1,361,844
1,600,000(d)	Santander UK Group Holdings Plc, 6.833% (SOFR + 275 bps), 11/21/26	1,618,022
1,600,000(d)	Societe Generale S.A., 6.447% (1 Year CMT Index + 230 bps), 1/12/27 (144A)	1,603,259
4,100,000(d)	Standard Chartered Plc, 3.971% (1 Year CMT Index + 165 bps), 3/30/26 (144A)	3,945,647
1,480,000(d)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	1,475,931
1,560,000(d)	State Street Corp., 5.751% (SOFR + 135 bps), 11/4/26	1,578,199
2,200,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/26	2,208,517
600,000	Sumitomo Mitsui Trust Bank, Ltd., 4.80%, 9/15/25 (144A)	594,688
1,600,000	Sumitomo Mitsui Trust Bank, Ltd., 5.65%, 3/9/26 (144A)	1,618,067
2,415,000(d)	Truist Financial Corp., 4.26% (SOFR + 146 bps), 7/28/26	2,321,690
23Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Banks — (continued)
1,590,000(d)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	$ 1,577,205
1,320,000(d)	UBS Group AG, 4.488% (1 Year CMT Index + 155 bps), 5/12/26 (144A)	1,275,613
2,000,000(d)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	1,982,948
1,170,000(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,057,632
2,900,000	Wells Fargo & Co., 3.55%, 9/29/25	2,799,012
1,440,000(d)	Wells Fargo & Co., 4.54% (SOFR + 156 bps), 8/15/26	1,415,433
	Total Banks	$90,052,636

	Chemicals — 0.4%
1,700,000	Westlake Corp., 3.60%, 8/15/26	$ 1,618,358
	Total Chemicals	$1,618,358

	Diversified Financial Services — 3.4%
1,637,000	Ally Financial, Inc., 4.75%, 6/9/27	$ 1,528,062
1,600,000	Avolon Holdings Funding, Ltd., 4.25%, 4/15/26 (144A)	1,481,424
1,495,000(d)	Capital One Financial Corp., 4.166% (SOFR + 137 bps), 5/9/25	1,455,156
1,410,000(d)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	1,379,417
850,000(d)(f)	Charles Schwab Corp., 4.00% (5 Year CMT Index + 317 bps)	694,620
688,000(d)(f)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	661,354
1,585,000	Discover Financial Services, 4.50%, 1/30/26	1,536,141
1,000,000	Nomura Holdings, Inc., 1.653%, 7/14/26	882,539
1,200,000	Nomura Holdings, Inc., 5.099%, 7/3/25	1,179,884
1,015,000	Nomura Holdings, Inc., 5.709%, 1/9/26	1,015,169
2,430,000	Nuveen Finance LLC, 4.125%, 11/1/24 (144A)	2,365,789
	Total Diversified Financial Services	$14,179,555

	Electric — 1.3%
500,000	Enel Finance International NV, 4.25%, 6/15/25 (144A)	$ 488,702
1,129,000	Enel Finance International NV, 6.80%, 10/14/25 (144A)	1,162,995
515,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	520,695
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	900,840
2,270,000	Vistra Operations Co. LLC, 3.55%, 7/15/24 (144A)	2,197,092
	Total Electric	$5,270,324

Pioneer Short Term Income Fund  |  | 5/31/2324

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electronics — 0.6%
1,670,000	Amphenol Corp., 4.75%, 3/30/26	$ 1,662,600
1,000,000	Flex, Ltd., 3.75%, 2/1/26	952,919
	Total Electronics	$2,615,519

	Gas — 0.5%
2,051,000	Brooklyn Union Gas Co., 3.407%, 3/10/26 (144A)	$ 1,926,913
	Total Gas	$1,926,913

	Hand & Machine Tools — 0.4%
1,620,000	Regal Rexnord Corp., 6.05%, 2/15/26 (144A)	$ 1,623,519
	Total Hand & Machine Tools	$1,623,519

	Insurance — 1.2%
1,445,000	Athene Global Funding, 2.75%, 6/25/24 (144A)	$ 1,377,716
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,024,179
1,470,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	1,461,919
	Total Insurance	$4,863,814

	Internet — 0.4%
1,600,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 1,613,067
	Total Internet	$1,613,067

	Office & Business Equipment — 0.4%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,565,686
	Total Office & Business Equipment	$1,565,686

	Pipelines — 1.5%
2,000,000	Energy Transfer LP, 4.75%, 1/15/26	$ 1,970,539
1,145,000	Midwest Connector Capital Co. LLC, 3.90%, 4/1/24 (144A)	1,124,245
1,672,000	ONEOK, Inc., 5.85%, 1/15/26	1,691,011
1,390,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,387,226
	Total Pipelines	$6,173,021

	REITs — 0.7%
1,700,000	Healthcare Realty Holdings LP, 3.50%, 8/1/26	$ 1,573,084
1,480,000	Weyerhaeuser Co., 4.75%, 5/15/26	1,470,090
	Total REITs	$3,043,174

	Semiconductors — 0.8%
1,596,000	Microchip Technology, Inc., 4.25%, 9/1/25	$ 1,555,604
2,000,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	2,006,832
	Total Semiconductors	$3,562,436

25Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	Telecommunications — 0.2%
1,030,000	T-Mobile USA, Inc., 3.50%, 4/15/25	$ 998,749
	Total Telecommunications	$998,749

	Trucking & Leasing — 0.6%
2,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 1,926,476
825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	823,186
	Total Trucking & Leasing	$2,749,662

	Total Corporate Bonds (Cost $154,810,186)	$149,676,168

	Insurance-Linked Securities — 2.1% of Net Assets#
	Event Linked Bonds — 1.5%
	Earthquakes – California — 0.1%
250,000(a)	Ursa Re II, 9.311%, (3 Month U.S. Treasury Bill + 394 bps), 12/7/23 (144A)	$ 248,175
	Earthquakes – Mexico — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 8.574%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 247,350
	Earthquakes – U.S. & Canada — 0.0%†
250,000(a)	Acorn Re, 7.858%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 240,000
	Flood – U.S. — 0.0%†
250,000(a)	FloodSmart Re, 17.205%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 232,400
	Multiperil – Florida — 0.1%
250,000(a)	Sanders Re II, 11.178%, (3 Month U.S. Treasury Bill + 579 bps), 6/7/23 (144A)	$ 246,250
	Multiperil – U.S. — 0.5%
25,000(a)	Caelus Re V, 5.475%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 20,000
250,000(a)	Caelus Re V, 5.871%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	175,000
250,000(a)	Easton Re Pte, 9.858%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	243,475
250,000(a)	Four Lakes Re, 12.671%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	238,700
250,000(a)	Matterhorn Re, 10.228%, (SOFR + 525 bps), 3/24/25 (144A)	233,100
Pioneer Short Term Income Fund  |  | 5/31/2326

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Matterhorn Re, 12.728%, (SOFR + 775 bps), 3/24/25 (144A)	$ 229,825
250,000(a)	Residential Re, 10.555%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	223,275
250,000(a)	Residential Re, 11.538%, (3 Month U.S. Treasury Bill + 618 bps), 12/6/24 (144A)	237,875
250,000(a)	Sanders Re II, 8.478%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	239,000
250,000(a)	Sanders Re III, 8.858%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	236,800
		$2,077,050

	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Hypatia, 12.70%, (3 Month U.S. Treasury Bill + 733 bps), 6/7/23 (144A)	$ 249,600
250,000(a)	Hypatia, 15.65%, (3 Month U.S. Treasury Bill + 1,028 bps), 6/7/23 (144A)	249,600
250,000(a)	Mystic Re IV, 11.493%, (3 Month U.S. Treasury Bill + 613 bps), 1/8/25 (144A)	229,450
		$728,650

	Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 9.621%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 248,575
250,000(a)	Matterhorn Re, 10.371%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	210,000
		$458,575

	Multiperil – Worldwide — 0.1%
250,000(a)	Northshore Re II, 11.103%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 244,225
	Pandemic – U.S — 0.1%
250,000(a)	Vitality Re XI, 6.871%, (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$ 246,725
250,000(a)	Vitality Re XI, 7.171%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	245,975
		$492,700

	Windstorm – Florida — 0.0%†
250,000(a)	Integrity Re, 12.388%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 225,000
	Windstorm – Jamaica — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 9.492%, (SOFR + 440 bps), 12/29/23 (144A)	$ 245,325
27Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
Windstorm – North Carolina — 0.0%†
250,000(a)	Cape Lookout Re, 10.358%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 234,200
Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 10.225%, (3 Month U.S. Treasury Bill + 487 bps), 12/23/24 (144A)	$ 215,075
Windstorm – U.S. Regional — 0.1%
250,000(a)	Citrus Re, 10.488%, (3 Month U.S. Treasury Bill + 510 bps), 6/7/25 (144A)	$ 242,500
	Total Event Linked Bonds	$6,377,475

Face Amount USD ($)
Collateralized Reinsurance — 0.3%
Earthquakes – California — 0.1%
250,000(g)+	Adare Re 2022-2, 9/30/28	$ 259,912
Multiperil – Massachusetts — 0.0%†
250,000(g)(h)+	Denning Re 2022, 6/30/28	$ 250,513
Multiperil – U.S. — 0.1%
250,000(g)(h)+	Ballybunion Re 2022-3, 6/30/28	$ 257,765
Multiperil – Worldwide — 0.0%†
250,000(g)(h)+	Cypress Re 2017, 1/31/24	$ 25
250,000(g)(h)+	Limestone Re 2020-1, 3/1/24 (144A)	—
250,000(g)(h)+	Resilience Re, 5/1/24	—
$25

Windstorm – Florida — 0.1%
250,000(g)(h)+	Isosceles Re 2022, 5/31/28	$ 249,750
250,000(g)(h)+	Portrush Re 2017, 6/15/23	53,175
$302,925

Windstorm – North Carolina — 0.0%†
250,000(g)+	Isosceles Re 2022-A, 4/30/28	$ 2,525
	Total Collateralized Reinsurance	$1,073,665

Reinsurance Sidecars — 0.3%
Multiperil – U.S. — 0.0%†
250,000(h)(i)+	Harambee Re 2018, 12/31/24	$ —
Pioneer Short Term Income Fund  |  | 5/31/2328

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(h)(i)+	Harambee Re 2019, 12/31/24	$ 425
250,000(h)(i)+	Harambee Re 2020, 12/31/23	3,525
		$3,950

	Multiperil – Worldwide — 0.3%
29,558(i)+	Alturas Re 2020-2, 3/10/24	$ 1,321
216,442(h)(i)+	Alturas Re 2021-2, 12/31/24	—
185,015(h)(i)+	Alturas Re 2022-2, 12/31/27	83,941
429,864(g)(h)+	Berwick Re 2019-1, 12/31/24	68,563
264,623(g)+	Gullane Re 2018, 12/31/24	12,497
250,000(h)(i)+	Lion Rock Re 2020, 1/31/24	—
128,615(h)(i)+	Lorenz Re 2019, 6/30/23	1,916
500,000(g)(h)+	Merion Re 2021-2, 12/31/24	98,250
363,953(g)(h)+	Merion Re 2022-2, 12/31/27	345,068
183,828(g)(h)+	Pangaea Re 2019-3, 7/1/23	6,613
330,907(g)+	Pangaea Re 2022-1, 12/31/27	10,994
400,000(g)(h)+	Pangaea Re 2022-3, 5/31/28	432,101
250,000(g)(h)+	RosaPenna Re 2022, 6/30/28	265,125
10,000(g)+	Sector Re V, 12/1/24 (144A)	17,236
5,000(a)(g)(h)+	Sector Re V, 12/1/26 (144A)	28,716
257,836(g)+	Sussex Re 2020-1, 12/31/24	335
250,000(i)+	Thopas Re 2019, 12/31/24	825
500,000(i)+	Thopas Re 2020, 12/31/23	—
250,000(i)+	Thopas Re 2021, 12/31/24	4,025
250,000(i)+	Thopas Re 2022, 12/31/27	4,150
500,000(h)(i)+	Viribus Re 2020, 12/31/23	17,250
250,000(i)+	Viribus Re 2022, 12/31/27	12,300
		$1,411,226

	Total Reinsurance Sidecars	$1,415,176

	Total Insurance-Linked Securities (Cost $9,362,773)	$8,866,316

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 8.4% of Net Assets
2,195(a)	Federal Home Loan Mortgage Corp., 4.158%, (12 mo. USD LIBOR + 191 bps), 8/1/31	$ 2,149
1,392(a)	Federal Home Loan Mortgage Corp., 4.375%, (1 Year CMT Index + 225 bps), 11/1/31	1,405
29Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
375(a)	Federal Home Loan Mortgage Corp., 4.411%, (1 Year CMT Index + 236 bps), 1/1/28	$ 368
718(a)	Federal Home Loan Mortgage Corp., 4.826%, (6 Month USD LIBOR + 233 bps), 4/1/25	702
9,156	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	9,250
22,965(a)	Federal Home Loan Mortgage Corp. REMICs, 5.657%, (1 Month USD LIBOR + 55 bps), 4/15/27	22,960
97,739(a)	Federal Home Loan Mortgage Corp. REMICs, 5.607%, (1 Month USD LIBOR + 50 bps), 7/15/31	97,751
25,715(a)	Federal Home Loan Mortgage Corp. REMICs, 5.607%, (1 Month USD LIBOR + 50 bps), 4/15/28	25,685
40,850(a)	Federal Home Loan Mortgage Corp. REMICs, 6.107%, (1 Month USD LIBOR + 100 bps), 2/15/32	41,478
65,178(a)	Federal Home Loan Mortgage Corp. REMICs, 5.677%, (1 Month USD LIBOR + 57 bps), 3/15/32	65,102
11,738(a)	Federal Home Loan Mortgage Corp. REMICs, 5.427%, (1 Month USD LIBOR + 32 bps), 11/15/36	11,510
73,499(a)	Federal Home Loan Mortgage Corp. REMICs, 5.482%, (1 Month USD LIBOR + 38 bps), 11/15/37	72,317
44,952(a)	Federal Home Loan Mortgage Corp. REMICs, 5.607%, (1 Month USD LIBOR + 50 bps), 2/15/41	44,258
60,259(a)	Federal Home Loan Mortgage Corp. REMICs, 5.527%, (1 Month USD LIBOR + 42 bps), 4/15/41	59,116
24,564(a)	Federal Home Loan Mortgage Corp. REMICs, 5.657%, (1 Month USD LIBOR + 55 bps), 2/15/42	24,209
55,496	Federal Home Loan Mortgage Corp. REMICs, 3.000%, 12/15/25	54,183
85,032	Federal National Mortgage Association, 3.000%, 3/1/47	77,415
8,169(a)	Federal National Mortgage Association, 4.128%, (12 mo. USD LIBOR + 176 bps), 7/1/36	8,138
12(a)	Federal National Mortgage Association, 4.245%, (1 Year CMT Index + 212 bps), 11/1/25	12
9,696(a)	Federal National Mortgage Association, 4.320%, (1 Year CMT Index + 232 bps), 12/1/28	9,550
9,469(a)	Federal National Mortgage Association, 4.407%, (ECOFC + 193 bps), 12/1/36	9,389
1,800,000	Federal National Mortgage Association, 4.500%, 6/1/53 (TBA)	1,743,434
1,370(a)	Federal National Mortgage Association, 4.838%, (1 Year CMT Index + 246 bps), 4/1/28	1,342
7,651	Federal National Mortgage Association, 5.500%, 12/1/35	7,783
Pioneer Short Term Income Fund  |  | 5/31/2330

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
47,133	Federal National Mortgage Association, 5.500%, 8/1/37	$ 48,447
500,000	Federal National Mortgage Association, 5.500%, 6/1/53 (TBA)	499,688
5,208	Federal National Mortgage Association, 6.000%, 4/1/38	5,417
2,900,000	Federal National Mortgage Association, 6.000%, 6/15/53 (TBA)	2,933,984
45,546	Federal National Mortgage Association, 6.500%, 4/1/29	46,125
1,168	Federal National Mortgage Association, 6.500%, 7/1/32	1,196
8,542	Federal National Mortgage Association, 7.000%, 1/1/36	8,926
14,591	Federal National Mortgage Association REMICs, 6.000%, 6/25/29	14,740
57,081(a)	Federal National Mortgage Association REMICs, 5.511%, (1 Month USD LIBOR + 40 bps), 12/18/32	56,881
44,313(a)	Federal National Mortgage Association REMICs, 5.438%, (1 Month USD LIBOR + 30 bps), 11/25/27	44,147
17,263(a)	Federal National Mortgage Association REMICs, 5.538%, (1 Month USD LIBOR + 40 bps), 3/25/34	17,248
24,223(a)	Federal National Mortgage Association REMICs, 5.488%, (1 Month USD LIBOR + 35 bps), 9/25/36	23,999
14,880(a)	Federal National Mortgage Association REMICs, 5.498%, (1 Month USD LIBOR + 36 bps), 3/25/37	14,492
55,191(a)	Federal National Mortgage Association REMICs, 5.388%, (1 Month USD LIBOR + 25 bps), 6/25/37	53,780
48,423(a)	Federal National Mortgage Association REMICs, 5.708%, (1 Month USD LIBOR + 57 bps), 9/25/37	48,078
52,486(a)	Federal National Mortgage Association REMICs, 5.718%, (1 Month USD LIBOR + 58 bps), 9/25/37	52,195
33,481(a)	Federal National Mortgage Association REMICs, 5.488%, (1 Month USD LIBOR + 35 bps), 3/25/37	32,727
39,293(a)	Federal National Mortgage Association REMICs, 6.038%, (1 Month USD LIBOR + 90 bps), 7/25/38	39,394
2,612	Federal National Mortgage Association REMICs, 3.000%, 4/25/40	2,544
33,736(a)	Government National Mortgage Association, 5.648%, (1 Month USD LIBOR + 50 bps), 2/20/38	33,628
52,832(a)	Government National Mortgage Association, 2.690%, (1 Month USD LIBOR + 30 bps), 8/20/40	50,560
31Pioneer Short Term Income Fund  |  | 5/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
14,836	Government National Mortgage Association I, 6.000%, 12/15/31	$ 15,160
33,309	Government National Mortgage Association I, 6.000%, 11/15/36	35,089
5,270	Government National Mortgage Association I, 6.500%, 5/15/31	5,460
5,202	Government National Mortgage Association I, 6.500%, 7/15/35	5,325
8,351	Government National Mortgage Association I, 6.500%, 10/15/37	8,571
9,078	Government National Mortgage Association I, 7.500%, 10/15/36	9,081
7,000,000	U.S. Treasury Bonds, 6.375%, 8/15/27	7,668,281
21,000,000	U.S. Treasury Notes, 3.875%, 3/31/25	20,757,187
	Total U.S. Government and Agency Obligations (Cost $35,061,916)	$34,921,856

	SHORT TERM INVESTMENTS — 8.3% of Net Assets
	Repurchase Agreements — 0.8%
1,190,000	Bank of America, 5.05%, dated 5/31/23, to be purchased on 6/1/23 for $1,190,167, collateralized by $1,213,823 U.S. Treasury Note, 2.375%, 5/15/29	$ 1,190,000
1,190,000	RBC Dominion Securities Inc., 5.05%, dated 5/31/23, to be purchased on 6/1/23 for $1,190,167, collateralized by $1,213,975 U.S. Treasury Note, 1.0%, 7/31/28	1,190,000
590,000	Toronto-Dominion Bank, 5.04%, dated 5/31/23, to be purchased on 6/1/23 for $590,083, collateralized by $601,845 U.S. Treasury Note, 0.125%-4.25%, 7/31/23-8/31/29	590,000
590,000	Toronto-Dominion Bank, 5.05%, dated 5/31/23, to be purchased on 6/1/23 for $590,083, collateralized by $601,801 Government National Mortgage Association, 5.5%, 11/20/52	590,000
		$3,560,000

	Commercial Paper — 6.9% of Net Assets
2,100,000(j)	Aon PLC, 5.258%, 6/6/23	$ 2,098,198
2,100,000(j)	AutoZone, Inc., 5.151%, 6/1/23	2,099,703
2,100,000(j)	Canadian Natural Resource, 5.811%, 6/12/23	2,095,976
2,100,000(j)	Centerpoint Energy, Inc., 5.181%, 6/1/23	2,099,699
2,100,000(j)	Commonwealth Edison Co., 5.131%, 6/1/23	2,099,694
Pioneer Short Term Income Fund  |  | 5/31/2332

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Paper — (continued)
2,100,000(j)	Consolidated Edison Company of New York, Inc., 5.151%, 6/1/23	$ 2,099,697
2,100,000(j)	Duke Energy Corp., 5.151%, 6/1/23	2,099,697
2,100,000(j)	Elevance Health, Inc., 5.201%, 6/1/23	2,099,697
2,100,000(j)	Enterprise Products Operating LLC, 5.255%, 6/7/23	2,097,873
1,600,000(j)	FMC Corp., 5.701%, 6/1/23	1,599,755
1,000,000(j)	Healthpeak Properties, Inc., 5.341%, 6/7/23	998,981
500,000(j)	Hyundai Capital America, 5.151%, 6/1/23	499,928
2,100,000(j)	Marsh & Mclennan COS, Inc., 5.240%, 6/1/23	2,098,481
1,500,000(j)	Prudential Funding LLC, 5.065%, 6/7/23	1,498,530
2,100,000(j)	Sherwin-Williams Co., 5.255%, 6/6/23	2,098,199
1,000,000(j)	Sonoco Products Co., 5.151%, 6/1/23	999,855
	Total Commercial Paper (Cost $28,688,005)	$28,683,963

Shares
	Open-End Fund — 0.6%
2,660,908(k)	Dreyfus Government Cash Management, Institutional Shares, 4.99%	$ 2,660,908
		$2,660,908

	TOTAL SHORT TERM INVESTMENTS (Cost $34,908,913)	$34,904,871

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.9% (Cost $435,366,885)	$421,631,331
	OTHER ASSETS AND LIABILITIES — (0.9)%	$(3,920,844)
	net assets — 100.0%	$417,710,487

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
33Pioneer Short Term Income Fund  |  | 5/31/23

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2023, the value of these securities amounted to $239,540,231, or 57.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2023.
(b)	Security is in default.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at May 31, 2023.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2023.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Issued as participation notes.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Rate shown represents yield-to-maturity.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$250,000	$240,000
Adare Re 2022-2	10/20/2022	250,000	259,912
Alturas Re 2020-2	1/1/2020	26,314	1,321
Alturas Re 2021-2	2/16/2021	11,311	—
Alturas Re 2022-2	1/18/2022	86,230	83,941
Ballybunion Re 2022-3	8/5/2022	250,000	257,765
Berwick Re 2019-1	12/31/2018	51,365	68,563
Bonanza Re	12/15/2020	250,000	215,075
Caelus Re V	4/27/2017	25,000	20,000
Caelus Re V	5/4/2018	250,000	175,000
Cape Lookout Re	3/16/2022	250,000	234,200
Citrus Re	4/11/2022	250,000	242,500
Cypress Re 2017	1/24/2017	840	25
Pioneer Short Term Income Fund  |  | 5/31/2334

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Denning Re 2022	7/11/2022	$244,207	$250,513
Easton Re Pte	12/15/2020	250,000	243,475
FloodSmart Re	2/14/2022	250,000	232,400
Four Lakes Re	11/5/2020	250,000	238,700
Gullane Re 2018	3/26/2018	—	12,497
Harambee Re 2018	12/19/2017	5,311	—
Harambee Re 2019	12/20/2018	—	425
Harambee Re 2020	2/27/2020	—	3,525
Hypatia	7/10/2020	250,000	249,600
Hypatia	7/10/2020	250,000	249,600
Integrity Re	5/9/2022	250,000	225,000
International Bank for Reconstruction & Development	2/28/2020	250,000	247,350
International Bank for Reconstruction & Development	7/19/2021	250,000	245,325
Isosceles Re 2022	8/11/2022	233,911	249,750
Isosceles Re 2022-A	7/6/2022	—	2,525
Limestone Re 2020-1	12/27/2019	—	—
Lion Rock Re 2020	12/30/2019	—	—
Long Point Re IV	5/13/2022	250,000	248,575
Lorenz Re 2019	7/10/2019	24,649	1,916
Matterhorn Re	1/29/2020	250,000	210,000
Matterhorn Re	3/10/2022	250,000	233,100
Matterhorn Re	3/10/2022	250,000	229,825
Merion Re 2021-2	12/28/2020	136,047	98,250
Merion Re 2022-2	3/1/2022	363,953	345,068
Mystic Re IV	6/9/2021	250,000	229,450
Northshore Re II	12/2/2020	250,000	244,225
Pangaea Re 2019-3	7/25/2019	5,515	6,613
Pangaea Re 2022-1	1/11/2022	—	10,994
Pangaea Re 2022-3	6/15/2022	400,000	432,101
Portrush Re 2017	6/12/2017	191,747	53,175
Residential Re	10/30/2020	250,000	237,875
Residential Re	10/28/2021	250,000	223,275
Resilience Re	2/8/2017	124	—
RosaPenna Re 2022	8/26/2022	250,000	265,125
Sanders Re II	5/20/2020	250,000	246,250
Sanders Re II	11/23/2021	250,000	239,000
Sanders Re III	3/22/2022	250,000	236,800
Sector Re V	1/1/2020	289	17,236
Sector Re V	12/6/2021	5,000	28,716
Sussex Re 2020-1	1/21/2020	—	335
Thopas Re 2019	12/21/2018	—	825
Thopas Re 2020	12/30/2019	—	—
35Pioneer Short Term Income Fund  |  | 5/31/23

Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2021	1/22/2021	$—	$4,025
Thopas Re 2022	2/15/2022	—	4,150
Ursa Re II	10/8/2020	250,000	248,175
Viribus Re 2020	12/30/2019	50,960	17,250
Viribus Re 2022	4/18/2022	—	12,300
Vitality Re XI	1/23/2020	250,000	246,725
Vitality Re XI	1/23/2020	250,000	245,975
Total Restricted Securities			$8,866,316
% of Net assets			2.1%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
458	U.S. 2 Year Note (CBT)	9/29/23	$94,386,811	$94,269,282	$(117,529)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
39	U.S. 10 Year Note (CBT)	9/20/23	$(4,455,156)	$(4,464,281)	$(9,125)
75	U.S. 5 Year Note (CBT)	9/29/23	(8,186,122)	(8,180,860)	5,262
			$(12,641,278)	$(12,645,141)	$(3,863)
TOTAL FUTURES CONTRACTS			$81,745,533	$81,624,141	$(121,392)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Pioneer Short Term Income Fund  |  | 5/31/2336

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$7,519,632	$—	$7,519,632
Asset Backed Securities	—	104,122,467	—	104,122,467
Collateralized Mortgage Obligations	—	60,125,197	—	60,125,197
Commercial Mortgage-Backed Securities	—	21,494,824	—	21,494,824
Corporate Bonds	—	149,676,168	—	149,676,168
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	259,912	259,912
Multiperil – Massachusetts	—	—	250,513	250,513
Multiperil – U.S.	—	—	257,765	257,765
Multiperil – Worldwide	—	—	25	25
Windstorm – Florida	—	—	302,925	302,925
Windstorm – North Carolina	—	—	2,525	2,525
Reinsurance Sidecars
Multiperil – U.S.	—	—	3,950	3,950
Multiperil – Worldwide	—	—	1,411,226	1,411,226
All Other Insurance-Linked Securities	—	6,377,475	—	6,377,475
U.S. Government and Agency Obligations	—	34,921,856	—	34,921,856
Repurchase Agreements	3,560,000	—	—	3,560,000
Commercial Paper	—	28,683,963	—	28,683,963
Open-End Fund	2,660,908	—	—	2,660,908
Total Investments in Securities	$6,220,908	$412,921,582	$2,488,841	$421,631,331
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(121,392)	$—	$—	$(121,392)
Total Other Financial Instruments	$(121,392)	$—	$—	$(121,392)
During the period ended May 31, 2023, there were no significant transfers in or out of Level 3.
37Pioneer Short Term Income Fund  |  | 5/31/23